Leases - Schedule of Minimum Lease Payments (Details)	Mar. 31, 2019 USD ($)
Leases [Abstract]
Next 12 months	$ 5,778,100
1 to 2 years	5,371,600
2 to 3 years	5,290,800
3 to 4 years	5,107,400
4 to 5 years	4,692,400
More than 5 years	8,779,800
Total undiscounted minimum lease payments	35,020,000
Discount	(4,289,200)
Lease liability (current and non-current)	$ 30,731,000